Segment Information - Schedule of Operating Segment Results (Details) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2014 USD ($) segment	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Segment Reporting [Abstract]
Number of segments | segment										3
Segment Reporting Information [Line Items]
Transaction and processing service fees	[1]									$ 6,510	$ 6,345	$ 6,330
Product sales and other	[1]									1,038	957	988
Depreciation and amortization										1,032	1,091	1,185
Segment EBITDA										2,663	2,449	2,436
Other operating expenses and other income (expense) excluding divestitures										146	(97)	(122)
Equity earnings in affiliates		$ 57	$ 55	$ 58	$ 50	$ 52	$ 47	$ 51	$ 38	220	188	158
Total operating segments
Segment Reporting Information [Line Items]
Transaction and processing service fees										5,840	5,698	5,651
Product sales and other										1,034	954	995
Equity earnings in affiliates										30	32	36
Total segment revenues										6,904	6,684	6,682
Total operating segments | Global Business Solutions
Segment Reporting Information [Line Items]
Transaction and processing service fees										3,250	3,197	3,090
Product sales and other										766	709	744
Equity earnings in affiliates										30	32	36
Total segment revenues										4,046	3,938	3,870
Depreciation and amortization										518	543	626
Segment EBITDA										1,687	1,644	1,606
Other operating expenses and other income (expense) excluding divestitures										38	36	(43)
Equity earnings in affiliates										216	185	153
Total operating segments | Global Financial Solutions
Segment Reporting Information [Line Items]
Transaction and processing service fees										1,313	1,217	1,220
Product sales and other										176	167	186
Equity earnings in affiliates										0	0	0
Total segment revenues										1,489	1,384	1,406
Depreciation and amortization										401	424	449
Segment EBITDA										529	404	370
Other operating expenses and other income (expense) excluding divestitures										(3)	(10)	(15)
Equity earnings in affiliates										0	0	0
Total operating segments | Network & Security Solutions
Segment Reporting Information [Line Items]
Transaction and processing service fees										1,277	1,284	1,341
Product sales and other										92	78	65
Equity earnings in affiliates										0	0	0
Total segment revenues										1,369	1,362	1,406
Depreciation and amortization										90	107	89
Segment EBITDA										608	549	585
Other operating expenses and other income (expense) excluding divestitures										96	(5)	1
Equity earnings in affiliates										4	3	5
Corporate
Segment Reporting Information [Line Items]
Transaction and processing service fees										0	0	0
Product sales and other										0	0	0
Equity earnings in affiliates										0	0	0
Total segment revenues										0	0	0
Depreciation and amortization										23	17	21
Segment EBITDA										(161)	(148)	(125)
Other operating expenses and other income (expense) excluding divestitures										15	(118)	(65)
Equity earnings in affiliates										$ 0	$ 0	$ 0

[1]	Includes processing fees, administrative service fees, and other fees charged to merchant alliances accounted for under the equity method of $181 million, $164 million, and $160 million for the years ended December 31, 2014, 2013, and 2012, respectively.